Consolidated Cash Flow Statements - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash Flows from Operating Activities
Payments to suppliers and employees	$ (17,325,579)	$ (9,466,459)	$ (10,766,301)
Interest received	119,089	198,598	147,575
R&D tax refund	3,251,672	3,022,673	4,753,646
Net cash flows used in operating activities	(13,954,818)	(6,245,188)	(5,865,080)
Cash Flows from Investing Activities
Payment for payroll and rental security deposits		43,988
Payments for purchase of plant and equipment	(7,022)	(62,405)	(27,918)
Net cash flows used in investing activities	(7,022)	(18,417)	(27,918)
Cash Flows from Financing Activities
Proceeds from exercise of options and issue of securities	13,084,629
Payment of share issue costs	(362,320)	(107,678)	(159,564)
Net cash flows (used in) / provided by financing activities	12,722,309	(107,678)	(159,564)
Net (decrease) in cash and cash equivalents	(1,239,531)	(6,371,283)	(6,052,562)
Opening cash and cash equivalents brought forward	15,235,556	21,884,957	28,593,538
Exchange rate adjustments on cash and cash equivalents held in foreign currencies	403,879	278,118	656,019
Closing cash and cash equivalents carried forward	$ 14,399,904	$ 15,235,556	$ 21,884,957